Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Revenue [Abstract]
Schedule of Sources of Deferred Revenue	The following is a summary of the sources of deferred revenue:
	December 31, 2024	December 31, 2023
	EUR	EUR
Brera Milano	77,558	278,544
UYBA	198,583	186,094
FKAP	15,000	17,274
Total	291,141	481,912